March 8, 2013

Securities and Exchange Commission

450 5th Street, N.W.
Washington, D.C. 20549-1004
Attention: Filing Desk, Mail Stop 1-4

Gentlemen:

We herewith transmit to the Securities and Exchange Commission for filing via
EDGAR, the Form 10-K Report for Baldwin & Lyons, Inc. for the fiscal year ended
December 31, 2012.

Should you have any questions, please contact me at (317) 429-2630.

Sincerely,

/s/ Michael Edwards
Assistant Vice President – Financial Reporting